UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F/A

                               FORM 13F/A Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Straus Capital Management, L.L.C.

Address:  605 Third Avenue
          New York, New York 10158


13F File Number: 28-04115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Melville Straus
Title:  Managing Member
Phone:  (212) 476-9177


Signature, Place and Date of Signing:

/s/ Melville Straus              New York, New York           November 21, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F/A SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  16

Form 13F Information Table Value Total: $3,947
                                       (thousands)


List of Other Included Managers:  NONE

FORM 13F/A INFORMATION TABLE


COLUMN 1                         COLUMN  2          COLUMN 3     COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8

                                 TITLE                          VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS           CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MGRS   SOLE   SHARED  NONE
--------------                   --------           -----       --------  -------  --- ----   ----------  ----   ----   ------  ----
REGENERX BIO                     COM                75886X108     459       153847 SH         SOLE        NONE   153847
ALLIS CHALMERS ENERGY INC.       COM PAR $.01 NW    019645506    3118       309333 SH         SOLE        NONE   309333
ARADIGM CORP                     COM                038505103     653       666666 SH         SOLE        NONE   666666
ATP OIL & GAS CORPORATION        COM                002085108    2243        71000 SH         SOLE        NONE    71000
BANKRATE INC                     COM                06646V108     745        30000 SH         SOLE        NONE    30000
CASH SYSTEMS INC                 COM                14756B102     843       125000 SH         SOLE        NONE   125000
COSI INC                         COM                22122P101     557        60000 SH         SOLE        NONE    60000
DRUGMAX INC                      COM                262240104    1214       868000 SH         SOLE        NONE   868000
HALOZYME THERAPEUTICS INC        COM                40637H109     550       285714 SH         SOLE        NONE   285714
HEARUSA INC                      COM NEW            422360305     500          500 SH         SOLE        NONE   500000
HOLLYWOOD MEDIA CORP             COM                436233100     560       135000 SH         SOLE        NONE   135000
IFLOW CORP                       COM NEW            449520303    1127        84400 SH         SOLE        NONE    84400
INDUS INTERNATIONAL              COM                45578L100     687       250000 SH         SOLE        NONE   250000
INFINITY ENERGY RESOURCES INC    COM PAR $.0001     45663L404     833       125000 SH         SOLE        NONE   125000
PACIFIC ETHANOL                  COM                693796104     990         8000 SH         SOLE        NONE    33000
TOREADOR RESOURCES CORP          COM                891050106     222       775000 SH         SOLE        NONE     8000



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